DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
DEBT
11.	DEBT

The following is a summary of outstanding debt (in thousands):

	December 31, 2020	March 31, 2021
2014 Credit Facilities:
First Lien Term Loan (due May 2025)	$3,074,230	$3,066,047
Revolving Credit Facility (due May 2023)	163,057	69,057
Zuffa Credit Facilities:
Zuffa First Lien Term Loan (due April 2026)	2,447,064	2,440,946
Other debt (2.47%-l4.50% Notes due at various dates through 2030)	339,519	386,916

Total principal	6,023,870	5,962,966
Unamortized discount	(40,982)	(37,990)
Unamortized issuance costs	(57,083)	(53,439)

Total debt	5,925,805	5,871,537
Less: current portion	(212,971)	(103,213)

Total long-term debt	$5,712,834	$5,768,324

2014 Credit Facilities

The financial debt covenants did not apply as of December 31, 2020, as the Company amended the 2014 Credit Facilities receiving a waiver from the financial covenant for the test periods ended June 30, 2020, September 30, 2020 and December 31, 2020. In March 2021, the Company reduced its outstanding borrowings under the 2014 Credit Facilities such that the quarterly covenant test was not applicable as the Company did not utilize greater than thirty-five percent of the borrowing capacity as of March 31, 2021. In April 2021, the Company received a waiver from the financial covenant for the test periods ending June 30, 2021, September 30, 2021 and December 31, 2021. Also, in April 2021, the Revolving Credit Facility maturity date was extended from May 2023 to May 2024.

The Company had outstanding letters of credit under the 2014 Credit Facilities totaling $24.8 million and $25.0 million as of December 31, 2020 and March 31, 2021, respectively.

Zuffa Credit Facilities

In January 2021, the Company completed a refinancing of the Zuffa First Lien Term Loan and the Term Loan Add-on into a single term loan (the “New First Lien Term Loan”), which reduced the annual interest rate margin by 25 basis points to 3.00% for LIBOR loans and reduced the LIBOR floor by 25 basis points to 0.75%. The annual interest rate margin applicable to the New First Lien Term Loan is subject to a 25 basis point step-down to 2.75% for LIBOR loans if the First Lien Leverage Ratio is below 3.5-to-1. With the exception of the interest rate margin and the LIBOR floor, the New First Lien Term Loan has similar terms and conditions as the Zuffa First Lien Term Loan and Term Loan Add-on.

The financial debt covenants of the Zuffa Credit Facilities did not apply as of December 31, 2020 and March 31, 2021, as Zuffa did not utilize greater than thirty-five percent of the borrowing capacity.

Zuffa had one letter of credit of $10.0 million as of December 31, 2020 and no letters of credit outstanding under the Zuffa Credit Facilities as of March 31, 2021.

Other Debt

OLE Revolver

The OLE revolving credit agreement contains a financial covenant that requires OLE to maintain a First Lien Leverage Ratio of Consolidated First Lien Debt to Consolidated EBITDA, as defined in the credit agreement, of no more than 3-to-1. The Company is only required to meet the First Lien Leverage Ratio if the sum of outstanding borrowings on the Revolving Credit Facility plus outstanding letters of credit exceeding $2.0 million that are not cash collateralized exceeds forty percent of the total Revolving Commitments as measured on a quarterly basis, as defined in the credit agreement. As of March 31, 2021, the Company was in compliance with the financial debt covenants.

OLE had no letters of credit outstanding under the revolving credit agreement as of December 31, 2020 and March 31, 2021.

Receivables Purchase Agreement

As of December 31, 2020 and March 31, 2021, the debt outstanding under these arrangements was $83.7 million and $67.7 million, respectively.

Endeavor Content Capital Facility

In February 2021, the Company increased its capacity under its Content Capital Facility from $200.0 million to $325.0 million. As of December 31, 2020 and March 31, 2021, Endeavor Content Capital had $153.9 million and $220.5 million of borrowings outstanding, respectively, and no outstanding letters of credit under the Content Capital Facility.

Zuffa Secured Commercial Loans

As of December 31, 2020 and March 31, 2021, Zuffa was in compliance with its financial debt covenant under the Zuffa Secured Commercial Loans.

2014 Credit Facilities and Zuffa Credit Facilities

The 2014 Credit Facilities and the Zuffa Credit Facilities restrict the ability of certain subsidiaries of the Company to make distributions and other payments to the Company. These restrictions do include exceptions for, among other things, (1) amounts necessary to make tax payments, (2) a limited annual amount for employee equity repurchases, (3) distributions required to maintain parent entities, (4) other specific allowable situations and (5) a general restricted payment basket. As of December 31, 2020, Endeavor Operating Company, LLC held cash of $63.3 million; liabilities for redemption of units and future incentive awards of $53.9 million and $11.9 million, respectively; and liabilities and redeemable equity for unit put rights of $28.4 million. As of March 31, 2021, Endeavor Operating Company, LLC held cash of $62.1 million; liabilities for redemption of units and future incentive awards of $50.0 million and $13.4 million, respectively; and liabilities and redeemable equity for unit put rights of $28.4 million. Otherwise, Endeavor Operating Company, LLC has no material separate cash flows, assets or liabilities other than the investments in its subsidiaries. All its business operations are conducted through its operating subsidiaries; it has no material independent operations. Endeavor Operating Company, LLC has no other material commitments or guarantees. As a result of the restrictions described above, substantially all of the subsidiaries’ net assets are effectively restricted in their ability to be transferred to Endeavor Operating Company, LLC.

As of December 31, 2020 and March 31, 2021, the Company’s First Lien Term Loan under the 2014 Credit Facilities and Zuffa’s First Lien Term Loan under its Credit Facilities had an estimated fair value of $5.3 billion. The estimated fair values of the Company’s First Lien Term Loan under the 2014 Credit Facilities and Zuffa’s First Lien Term Loan under its Credit Facilities are based on quoted market values for the debt. Since the First Lien Term Loan under the 2014 Credit Facilities and Zuffa’s First Lien Term Loan under its Credit Facilities do not trade on a daily basis in an active market, fair value estimates are based on market observable inputs based on quoted market prices and borrowing rates currently available for debt with similar terms and average maturities, which are classified as Level 2 under the fair value hierarchy.

12. DEBT

The following is a summary of outstanding debt (in thousands):

	December 31,
	2019	2020
2014 Credit Facilities:
First Lien Term Loan (due May 2025)	$2,621,312	$3,074,230
Revolving Credit Facility (due May 2023)	—	163,057
Zuffa Credit Facilities:
Zuffa First Lien Term Loan (due April 2026)	2,321,812	2,447,064
Other debt (2.50%-14.50% Notes due at various dates through 2030)	180,744	339,519

Total principal	5,123,868	6,023,870
Unamortized discount	(21,499)	(40,982)
Unamortized issuance costs	(57,096)	(57,083)

Total debt	5,045,273	5,925,805
Less: current portion	(115,384)	(212,971)

Total long-term debt	$4,929,889	$5,712,834

2014 Credit Facilities

As of December 31, 2019 and 2020, the Company has $2.6 billion and $3.1 billion outstanding under a credit agreement that was entered into in connection with the 2014 IMG acquisition (the “2014 Credit Facilities”). The 2014 Credit Facilities consist of a first lien secured term loan (the “First Lien Term Loan”) and a $200.0 million secured revolving credit facility (the “Revolving Credit Facility”). In addition, the 2014 Credit Facilities included an eight year secured term loan with an aggregate principal amount of $450.0 million (the “Second Lien Term Loan”).

Payments under the First Lien Term Loan include 1% principal amortization that is payable in equal quarterly installments, with any remaining balance payable on the final maturity date, which is May 2025. The First Lien Term Loan accrues interest at an annual interest rate of LIBOR + 2.75%, with LIBOR floor of 0%.

In May 2018, the Company entered into an incremental term loan of $306.4 million under the First Lien Term Loan. The proceeds of the additional term loans was used to repay the remaining balance outstanding under the Second Lien Term Loan. Third-party transaction costs of $16.8 million were expensed.

In February 2020, pursuant to the acquisition of OLE (Note 6), the Company refinanced $219.6 million of existing debt at OLE by borrowing an incremental $225.0 million of First Lien Term Loans under its 2014 Credit Facility. In addition, in May 2020, the Company entered into an incremental term loan of $260.0 million under the First Lien Term Loan under its 2014 Credit Facility. This incremental term loan accrues interest at a rate equal to adjusted LIBOR + 8.5%, with a LIBOR floor of 1.00%.

Amounts under the Revolving Credit Facility are available to be borrowed and re-borrowed until its termination date, which is May 2023. The Revolving Credit Facility accrues a commitment fee of 0.25-0.50% per annum on the unused balance. Borrowings under the Revolving Credit Facility accrue interest at a rate equal to adjusted LIBOR plus 2.00-2.50%, depending on the First Lien Leverage Ratio, with a LIBOR floor of 0.00%. During the year ended December 31, 2020, the Company borrowed $163.1 million under the Revolving Credit Facility.

The 2014 Credit Facilities contain a financial covenant that requires the Company to maintain a First Lien Leverage Ratio of Consolidated First Lien Debt to Consolidated EBITDA, as defined in the credit agreement, of no more than 7.5-to-1. The Company is only required to meet the First Lien Leverage Ratio if the sum of outstanding borrowings on the Revolving Credit Facility plus outstanding letters of credit exceeding $50.0 million that are not cash collateralized exceeds thirty-five percent of the total Revolving Commitments as measured on a quarterly basis, as defined in the credit agreement.

These covenants did not apply as of December 31, 2019 as the Company did not utilize greater than thirty-five percent of the borrowing capacity. In April 2020, the Company amended the 2014 Credit Facilities receiving a waiver from the Financial Covenant for the test periods ended June 30, 2020, September 30, 2020 and December 31, 2020. The testing of the covenant will resume in 2021. The Company reduced its outstanding borrowings as of March 31, 2021 such that the quarterly covenant test is not applicable.

The Company had outstanding letters of credit under the 2014 Credit Facilities totaling $32.5 million and $24.8 million as of December 31, 2019 and 2020, respectively.

Zuffa Credit Facilities

As of December 31, 2019 and 2020, the Company has $2.3 billion and $2.4 billion outstanding under a credit agreement that was entered into in connection with the 2016 Zuffa acquisition (the “Zuffa Credit Facilities”). The Zuffa Credit Facilities consist of a first lien secured term loan (the “Zuffa First Lien Term Loan”) and a secured revolving credit facility in an aggregate principal amount of $205.0 million, letters of credit in an aggregate face amount not in excess of $40.0 million and swingline loans in an aggregate principal amount not in excess of $15.0 million (collectively, the “Zuffa Revolving Credit Facility”). In addition, the Zuffa Credit Facilities included an eight year secured term loan with an aggregate principal amount of $425.0 million (the “Zuffa Second Lien Term Loan”). The Zuffa Credit Facilities are secured by liens on substantially all of the assets of Zuffa.

Payments under the Zuffa First Lien Term Loan include 1% principal amortization that is payable in equal quarterly installments, with any remaining balance payable on the final maturity date, which is April 2026. As of December 31, 2020, the Zuffa First Lien Term Loan accrues interest at an annual interest rate of LIBOR + 3.25% with LIBOR floor of 1.0%.

In April 2019, the Company amended the Zuffa First Lien Credit Agreement to incur $435.0 million of additional term loans. The proceeds of the additional term loans were used to repay in full the $425.0 million Zuffa Second Lien Term Loan. In September 2019, the Company amended the Zuffa First Lien Credit Agreement to incur $465.0 million of additional term loans to finance the redemption of the Zuffa Class P Units (Note 13).

In June 2020, the Company entered into an incremental term loan of $150.0 million (the “Term Loan Add-on”) under its Zuffa Credit Facility. The proceeds of the Term Loan Add-on were used to repay the outstanding amounts drawn on the Zuffa Revolving Credit Facility during 2020.

Amounts under the Zuffa Revolving Credit Facility are available to be borrowed and re-borrowed until its termination date, which is April 2024. The Zuffa Revolving Credit Facility accrues a commitment fee of 0.25-0.50% per annum on the unused balance. As of December 31, 2019 and 2020, there was no outstanding balance under the Zuffa Revolving Credit Facility.

The Zuffa Credit Facilities contain a financial covenant that requires Zuffa to maintain a First Lien Leverage Ratio of Consolidated First Lien Debt to Consolidated EBITDA as defined in the credit agreement of no more than 7-to-1 and of no more than 6.5-to-1 beginning on December 31, 2018. Zuffa is only required to meet the First Lien Leverage Ratio if the sum of outstanding borrowings under the Zuffa Revolving Credit Facility plus outstanding letters of credit exceeding $10.0 million that are not cash collateralized exceeds thirty-five percent of the capacity of the Zuffa Revolving Credit Facility as measured on a quarterly basis, as defined in the credit agreement.

These covenants did not apply as of December 31, 2019 or 2020, as Zuffa did not utilize greater than thirty-five percent of the borrowing capacity.

As of December 31, 2019 and 2020, Zuffa had none and $10.0 million outstanding letters of credit under the Zuffa Credit Facilities.

In January 2021, the Company completed a refinancing of the Zuffa First Lien Term Loan and the Term Loan Add-on into a single term loan (the “New First Lien Term Loan”), which reduced the annual interest rate margin by 25 basis points to 3.00% for LIBOR loans and reduced the LIBOR floor by 25 basis points to 0.75%. The annual interest rate margin applicable to the New First Lien Term Loan is subject to a 25 basis point step-down to 2.75% for LIBOR loans if the First Lien Leverage Ratio is below 3.5-to-1. With the exception of the interest rate margin and the LIBOR floor, the New First Lien Term Loan has similar terms and conditions as the Zuffa First Lien Term Loan and Term Loan Add-on.

Other Debt

OLE Revolver

In February 2020, in addition to the refinancing of existing debt at OLE mentioned above, the Company entered into a new OLE revolving credit agreement with $20.0 million of borrowing capacity. The revolver matures in February 2025.

In March 2020, the Company borrowed $19.6 million under the OLE revolving credit agreement. As of December 31, 2020, the debt outstanding under this agreement was $19.6 million.

The OLE revolving credit agreement contains a financial covenant that requires OLE to maintain a First Lien Leverage Ratio of Consolidated First Lien Debt to Consolidated EBITDA, as defined in the credit agreement, of no more than 3-to-1. The Company is only required to meet the First Lien Leverage Ratio if the sum of outstanding borrowings on the Revolving Credit Facility plus outstanding letters of credit exceeding $2.0 million that are not cash collateralized exceeds forty percent of the total Revolving Commitments as measured on a quarterly basis, as defined in the credit agreement. As of December 31, 2020, the Company was in compliance with the financial debt covenants.

OLE had no outstanding letters of credit under the revolving credit agreement as of December 31, 2020.

Receivables Purchase Agreement

In December 2018 and January 2020, IMG Media Limited (“IMG UK”) entered into arrangements to monetize amounts invoiced under a media rights agreement by transferring them to a third party on a nonrecourse basis. As IMG UK retained continuing involvement in the delivery of the invoiced services, the transferred amounts represent a sale of future revenue and were classified as debt. As of December 31, 2019 and 2020, the debt outstanding under these arrangements was $62.4 million and $83.7 million, respectively. The debt is accounted for under the effective interest method with principal reductions recognized as the Company performs under the rights agreements.

Endeavor Content Capital Facility

In June 2018, Endeavor Content Capital, LLC (“Endeavor Content Capital”), entered into an asset based five-year $75.0 million revolving credit facility (the “Content Capital Facility”). The Content Capital Facility has an accordion feature providing up to $250.0 million additional capacity and matures on June 15, 2023. In March 2020, the Company increased its capacity under its Content Capital Facility from $75.0 million to $200.0 million, and its direct parent, Endeavor Content, LLC was added as a borrower to increase the leverageable asset base. The maturity was extended to March 2025. In February 2021, the Company increased its capacity under its Content Capital Facility from $200.0 million to $325.0 million.

The Content Capital Facility is being used by Endeavor Content Capital to finance the investment in and acquisition, development, production and exploitation of theatrical motion picture projects, television, digital programming and other associated projects. The Content Capital Facility is secured by a security interest in each respective financed project, a guaranty by the guarantor subsidiaries of Endeavor Content Capital, a pledge of any equity securities of associated investments, and a pledge of the equity in Endeavor Content Capital. Additionally, under the terms of the Content Capital Facility, the Company is required to hedge its foreign currency exposures on future production expenses denominated in foreign currencies.

As of December 31, 2019 and 2020, Endeavor Content Capital had $23.4 million and $153.9 million, respectively, of borrowings outstanding and no outstanding letters of credit under the Content Capital Facility.

Zuffa Secured Commercial Loans

In October 2018, Zuffa entered into two loan agreements totaling $40.0 million to finance the purchase of a building and its adjacent land (“Zuffa Secured Commercial Loans”). The Zuffa Secured Commercial Loans have identical terms except one loan is secured by a deed of trust for the Zuffa’s headquarters building and underlying land in Las Vegas and the other loan is secured by a deed of trust for the newly acquired building and its adjacent land, also located in Las Vegas. The Zuffa Secured Commercial Loans bear interest at a rate of LIBOR + 1.62% (with a LIBOR floor of 0.88%) and principal amortization of 4% is payable in monthly installments with any remaining balance payable on the final maturity date of November 1, 2028.

The Zuffa Secured Commercial Loans contain a financial covenant that requires Zuffa to maintain a Debt Service Coverage Ratio of consolidated debt to Adjusted EBITDA as defined in the loan agreements of no more than 1.15-to-1 as measured on an annual basis. As of December 31, 2019 and 2020, Zuffa was in compliance with its financial debt covenant under the Zuffa Secured Commercial Loans.

Debt Maturities

The Company will be required to repay the following principal amounts in connection with its debt obligations (in thousands):

Years Ending December 31,
2021	$230,959
2022	84,989
2023	154,115
2024	65,911
2025	3,125,604
Thereafter	2,362,292

Total	$6,023,870

2014 Credit Facilities and Zuffa Credit Facilities

The 2014 Credit Facilities and the Zuffa Credit Facilities restrict the ability of certain subsidiaries of the Company to make distributions and other payments to the Company. These restrictions do include exceptions for, among other things, (1) amounts necessary to make tax payments, (2) a limited annual amount for employee equity repurchases, (3) distributions required to maintain parent entities, (4) other specific allowable situations and (5) a general restricted payment basket. As of December 31, 2019, Endeavor Operating Company, LLC held cash of $0.0 million; liabilities for redemption of units and future incentive awards of $33.9 million and $14.2 million, respectively; and liabilities and redeemable equity for unit put rights of $68.5 million. As of December 31, 2020, Endeavor Operating Company, LLC held cash of $63.3 million; liabilities for redemption of units and future incentive awards of $53.9 million and $11.9 million, respectively; and liabilities and redeemable equity for unit put rights of $28.4 million. Otherwise, Endeavor Operating Company, LLC has no material separate cash flows or assets or liabilities other than the investments in its subsidiaries. All its business operations are conducted through its operating subsidiaries; it has no material independent operations. Endeavor Operating Company, LLC has no other material commitments or guarantees. As a result of the restrictions described above, substantially all of the subsidiaries’ net assets are effectively restricted in their ability to be transferred to Endeavor Operating Company, LLC.

As of December 31, 2019 and 2020, the Company’s 2014 Credit Facilities and Zuffa’s Credit Facilities had an estimated fair value of $5.0 billion and $5.3 billion, respectively. The estimated fair values of the Company’s 2014 Credit Facilities and Zuffa’s Credit Facilities are based on quoted market values for the debt. Since the 2014 Credit Facilities and Zuffa’s Credit Facilities do not trade on a daily basis in an active market, fair value estimates are based on market observable inputs based on quoted market prices and borrowing rates currently available for debt with similar terms and average maturities, which are classified as Level 2 under the fair value hierarchy.